Form N-1A Supplement	Jan. 01, 2026
American Century ETF Trust | American Century Multisector Income ETF Series
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

American Century ETF Trust Prospectus Supplement American Century® Multisector Income ETF
Supplement dated July 16, 2026 ■ Prospectus dated January 1, 2026

Effective September 14, 2026 (the "Effective Date"), American Century® Multisector Income ETF will be renamed American Century® Core Plus Income ETF, and the fund’s ticker will change from MUSI to ABND. As of that date, all references to American Century® Multisector Income ETF will be replaced with American Century® Core Plus Income ETF, and all references to MUSI will be replaced with ABND. As of that date, the fund's allocation to securities rated below investment grade will be limited to 35%. The fund’s investment objective will remain the same. Also as of the Effective Date, the fund's management fee will be reduced to 0.29%.